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December 22, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Capital Trust Post-Effective Amendment No. 162 to Registration Statement on Form N-1A (File Nos. 033-62470 and 811-07704)

Ladies and Gentlemen:

Our client, Schwab Capital Trust (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), Post-Effective Amendment (“PEA”) No. 162 to the Trust’s registration statement on Form N-1A, together with all Exhibits thereto (“Registration Statement”), under the 1933 Act and Amendment No. 163 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of reflecting: (i) the reduction in the investment advisory fees payable by certain of the Trust’s series (the “Funds”) under an amended and restated investment advisory and administration agreement (the “Amended Agreement”); (ii) the addition of certain services to be provided by the Funds’ investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”) under the Amended Agreement; and (iii) the assumption by CSIM of certain additional expenses under the Amended Agreement. This filing also is being made for the purpose of reflecting the removal of the Funds’ shareholder servicing plan and redemption fees.

As counsel to the Trust, we hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this PEA 162 receive selective review from the Securities and Exchange Commission and its staff of the changes to the Funds contained herein because the additional disclosures set forth in this PEA 162 are “not substantially different” from the disclosures that the Trust previously filed in PEA No. 151 to the Trust’s registration statement on Form N-1A.

The Trust undertakes to make an additional filing of the Registration Statement in order to respond to any comments you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the Registration Statement and file the appropriate exhibits.

Please contact me at 202-261-3304 with any questions or comments.

Sincerely,

/s/ Stephen T. Cohen
Stephen T. Cohen